Document and Entity Information	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001517228
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	1100 CommScope Place
Entity Address, Address Line Two	SE
Entity Address, City or Town	Hickory
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28602
City Area Code	828
Local Phone Number	324-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	COMM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	In the Current Report on Form 8-K filed by CommScope Holding Company, Inc. (the “Company”) on October 25, 2021 (the “Initial Form 8-K”), the Company announced the appointment of Kyle D. Lorentzen as Executive Vice President and Chief Financial Officer, effective November 1, 2021. At the time of the filing of the Initial Form 8-K, the Company had not yet finalized the details of any changes to Mr. Lorentzen’s compensation in his new role with the Company. This Current Report on Form 8-K/A amends the Initial Form 8-K to disclose certain changes to Mr. Lorentzen’s compensation in connection with his appointment as Chief Financial Officer of the Company.